Segment Reporting (Details) $ in Thousands, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLF ( )
Segment Reporting (Details) [Line Items]
Number of business segments	4	4
Total income, percentage	10.00%	10.00%	10.00%
Provisions for loan losses	$ 547,106	$ 768,515	$ 331,601	$ 249,771
Income taxes	103,223		173,661	159,768
Assets	45,550,960		41,013,874	35,601,430	$ 63,985,053
Total Liabilities	41,553,879		37,108,113	31,927,714	$ 58,370,387
Elimination of intersegment amounts [Member]
Segment Reporting (Details) [Line Items]
Net interest income	(21,480)		(14,949)	(14,990)
Other operating expenses	(21,480)		(14,949)	14,990
Assets	(128,730)		(345,395)	(388,615)
Total Liabilities	(128,730)		(345,395)	(388,615)
Ifrs Adjustments [Member]
Segment Reporting (Details) [Line Items]
Reclassification of interest on repurchase agreements and suspended interest recognition	(3,933)		(9,302)	(27,213)
Provisions for loan losses	(84,426)		15,673	31,639
Reversal of write-offs of assets received in lieu of payments	4,579		8,754	8,016
Income taxes	22,739		(3,978)	(3,237)
Increase (decrease) in assets from deviating allowances for loan losses, acquisitions and deferred taxes	(544,171)		(259,459)	(309,012)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses	$ (814,984)		$ (636,997)	$ (678,575)
Retail Sector [Member]
Segment Reporting (Details) [Line Items]
Annual sales (in Unidad de Fomento) |						70,000
Wholesale [Member]
Segment Reporting (Details) [Line Items]
Annual sales (in Unidad de Fomento) |						70,000